RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Millions		3 Months Ended		6 Months Ended
	Mar. 26, 2024 USD ($) MW	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest expense		$ 341	$ 315	$ 704	$ 621
Non-recourse borrowings		12,840		12,840		$ 14,181
Due to related parties		624		624		456
Brookfield Reinsurance and associates
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings		14		14		14
Brookfield Reinsurance and associates
Disclosure of detailed information about borrowings [line items]
Due to related parties		186		186		184
5,900 MW Operating And Under Construction And 6,100 Development U.S. Renewable Portfolio
Disclosure of detailed information about borrowings [line items]
Portion of ownership interest	100.00%
Power capacity | MW	5,900
Solar power capacity | MW	6,100
Disposition of assets	$ 4,500
Disposition of liabilities	3,200
Gains (losses) on disposals of investments	1,300
Accumulated revaluation surplus post-tax	$ 63
Amended Series 8 | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings		400		400
Proceeds from non-current borrowings				0
Outstanding other commitments made by entity, related party transactions		0		0		$ 0
Interest expense		$ 0	$ 0	$ 0	$ 0